Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Inventories	$ 2,354	$ 1,559
Bunkers [Member]
Inventories [Abstract]
Inventories	781	0
Lubricants [Member]
Inventories [Abstract]
Inventories	$ 1,573	$ 1,559